Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Capitalization of Interest
The AFUDC capitalized that relates to equity funds is recorded as interest, dividend, equity and other income on the consolidated statements of operations.

	2017	2016
Interest capitalized on non-regulated property	$4,325	$2,457
AFUDC capitalized on regulated property:
Allowance for borrowed funds	1,297	884
Allowance for equity funds	2,335	2,100
Total	$7,957	$5,441

Estimated Useful Lives of Depreciable Assets
The ranges of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2017	2016	2017	2016
Generation	3 - 60	3 - 60	33	32
Distribution	5 - 100	5 - 100	40	41
Equipment	5 - 50	5 - 50	13	11